Eaton Vance
Dividend Builder Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Aerospace & Defense — 1.4%
L3Harris Technologies, Inc.	58,500	$ 12,244,635
		$ 12,244,635
Banks — 4.6%
JPMorgan Chase & Co.	108,900	$ 26,713,170
Truist Financial Corp.	316,400	13,019,860
		$ 39,733,030
Beverages — 2.8%
Coca-Cola Co.	343,300	$ 24,587,146
		$ 24,587,146
Biotechnology — 3.6%
AbbVie, Inc.	106,300	$ 22,271,976
Gilead Sciences, Inc.	78,000	8,739,900
		$ 31,011,876
Building Products — 1.1%
Carrier Global Corp.	153,700	$ 9,744,580
		$ 9,744,580
Capital Markets — 8.6%
Blackrock, Inc.	14,600	$ 13,818,608
Blue Owl Capital, Inc.(1)	770,300	15,436,812
CME Group, Inc.	53,900	14,299,131
Intercontinental Exchange, Inc.	100,000	17,250,000
S&P Global, Inc.	28,500	14,480,850
		$ 75,285,401
Commercial Services & Supplies — 1.3%
Waste Management, Inc.	49,800	$ 11,529,198
		$ 11,529,198
Consumer Staples Distribution & Retail — 2.0%
Walmart, Inc.	199,700	$ 17,531,663
		$ 17,531,663
Containers & Packaging — 2.0%
International Paper Co.	333,500	$ 17,792,225
		$ 17,792,225
Security	Shares	Value
Electrical Equipment — 2.3%
AMETEK, Inc.	54,500	$ 9,381,630
Eaton Corp. PLC	38,900	10,574,187
		$ 19,955,817
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	180,600	$ 11,845,554
CDW Corp.	52,600	8,429,676
		$ 20,275,230
Financial Services — 1.9%
Fidelity National Information Services, Inc.	221,300	$ 16,526,684
		$ 16,526,684
Food Products — 0.7%
Lamb Weston Holdings, Inc.	122,800	$ 6,545,240
		$ 6,545,240
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	131,500	$ 17,443,475
		$ 17,443,475
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	41,400	$ 21,683,250
		$ 21,683,250
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	2,500	$ 11,517,275
		$ 11,517,275
Household Products — 2.5%
Procter & Gamble Co.	130,100	$ 22,171,642
		$ 22,171,642
Industrial Conglomerates — 2.3%
3M Co.	137,800	$ 20,237,308
		$ 20,237,308
Insurance — 7.5%
Allstate Corp.	71,800	$ 14,867,626
American Financial Group, Inc.	139,500	18,321,930
Arthur J. Gallagher & Co.	42,700	14,741,748
Fidelity National Financial, Inc.	272,700	17,747,316
		$ 65,678,620

Eaton Vance
Dividend Builder Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 1.0%
Alphabet, Inc., Class A	55,300	$ 8,551,592
		$ 8,551,592
IT Services — 0.8%
International Business Machines Corp.	26,800	$ 6,664,088
		$ 6,664,088
Media — 2.1%
Comcast Corp., Class A	330,300	$ 12,188,070
New York Times Co., Class A	126,500	6,274,400
		$ 18,462,470
Multi-Utilities — 2.1%
Sempra	256,000	$ 18,268,160
		$ 18,268,160
Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	155,600	$ 26,030,324
EOG Resources, Inc.	164,400	21,082,656
EQT Corp.	181,700	9,708,231
		$ 56,821,211
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	328,500	$ 20,035,215
Eli Lilly & Co.	5,300	4,377,323
Johnson & Johnson	149,300	24,759,912
		$ 49,172,450
Professional Services — 4.7%
Automatic Data Processing, Inc.	61,400	$ 18,759,542
Booz Allen Hamilton Holding Corp.	82,400	8,617,392
Broadridge Financial Solutions, Inc.	56,100	13,602,006
		$ 40,978,940
Semiconductors & Semiconductor Equipment — 8.4%
Analog Devices, Inc.	62,300	$ 12,564,041
Broadcom, Inc.	137,700	23,055,111
Lam Research Corp.	190,800	13,871,160
QUALCOMM, Inc.	90,900	13,963,149
Texas Instruments, Inc.	54,700	9,829,590
		$ 73,283,051
Software — 5.3%
Microsoft Corp.	90,467	$ 33,960,407
Security	Shares	Value
Software (continued)
Oracle Corp.	86,300	$ 12,065,603
		$ 46,026,010
Specialized REITs — 1.8%
Lamar Advertising Co., Class A	137,100	$ 15,599,238
		$ 15,599,238
Specialty Retail — 2.7%
Bath & Body Works, Inc.	200,500	$ 6,079,160
Home Depot, Inc.	47,600	17,444,924
		$ 23,524,084
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	77,100	$ 17,126,223
		$ 17,126,223
Trading Companies & Distributors — 1.3%
Fastenal Co.	145,500	$ 11,283,525
		$ 11,283,525
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	32,400	$ 8,641,404
		$ 8,641,404
Total Common Stocks (identified cost $666,335,266)		$855,896,741

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	15,234,321	$ 15,234,321
Total Short-Term Investments (identified cost $15,234,321)		$ 15,234,321
Total Investments — 99.8% (identified cost $681,569,587)		$871,131,062
Other Assets, Less Liabilities — 0.2%		$ 2,160,281
Net Assets — 100.0%		$873,291,343

Eaton Vance
Dividend Builder Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $4,402,006 and the total market value of the collateral received by the Fund was $4,515,019, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $15,234,321, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$8,579,891	$33,351,443	$(26,697,013)	$ —	$ —	$15,234,321	$59,194	15,234,321
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$855,896,741*	$ —	$ —	$855,896,741
Short-Term Investments	15,234,321	—	—	15,234,321
Total Investments	$871,131,062	$ —	$ —	$871,131,062
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Dividend Builder Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.